DEBT AND MORTGAGE-BACKED SECURITIES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Fair Value
Less than 12 months, total		$ 20,066,601
12 months or more, total		2,891,808
Total		22,958,409
Unrealized Losses
Less than 12 months, total		28,630
12 months or more, total		33,192
Total		61,822
Unrealized Losses
Total		47,554
Carrying values of debt and mortgage-backed securities available for sale and held to maturity	$ 44,900,000	35,200,000
U S Government Sponsored Enterprises Debt Securities
Unrealized Losses
Total		47,554
U S Government Sponsored Enterprises Debt Securities | Available-for-sale Securities.
Fair Value
Less than 12 months		4,999,806
12 months or more		2,891,808
Total		7,891,614
Unrealized Losses
Less than 12 months		14,362
12 months or more		33,192
Total		47,554
U S Government Sponsored Enterprises Debt Securities | Held-to-maturity Securities.
Fair Value
Less than 12 months	10,088,530	15,064,137
12 months or more	4,998,330
Total	15,086,860	15,064,137
Unrealized Losses
Less than 12 months	7,180	14,267
12 months or more	1,092
Total	$ 8,272	14,267
Government National Mortgage Association Certificates And Obligations GNMA | Held-to-maturity Securities.
Fair Value
Less than 12 months		2,658
Total		2,658
Unrealized Losses
Less than 12 months		1
Total		$ 1